Earnings per share - basic and diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings per share - basic and diluted
Net earnings (loss), Basic	$ 55,736	$ (111,437)	$ 101,257	$ (94,013)
Net earnings (loss), Diluted	$ 55,736	$ (111,437)	$ 101,257	$ (94,013)
Weighted average shares outstanding, Basic	200,834,984	201,249,986	200,889,595	201,195,314
Weighted average shares outstanding, Diluted	201,411,851	201,249,986	201,373,723	201,195,314
Earnings (loss) per share, Basic	$ 0.28	$ (0.55)	$ 0.5	$ (0.47)
Earnings (loss) per share, Diluted	$ 0.28	$ (0.55)	$ 0.5	$ (0.47)